Schedule of Prepaid expenses and other current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Prepaid expenses	$ 485	$ 88
Prepaid insurance	284	23
CIRM receivable	1,360
Other	225	303
Prepaid expenses and other current assets	$ 2,354	$ 414